Note 24 - Capital Management (Tables)	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash and cash equivalents [text block]
	March 31, 2019	March 31, 2018
	$	$
Cash	1,896	1,583

Cash equivalents
Term deposits issued in CAD currency	12,100	-
Term deposits issued in US currency [US - $3,250]	-	4,193
Commercial papers issued in CAD currency	5,693	-
Commercial papers issued in US currency [US - $1,099]	-	1,418
Promissory notes issued in CAD currency	498	-
Promissory notes issued in US currency [US - $798]	-	1,029
Bankers acceptance	2,334
Total Cash equivalents	20,625	6,640

Total Cash and cash equivalents	22,521	8,223